CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common Stock $0.001 Par Value
Common stock, par value (USD per share)	$ 0.001	$ 0.001
Former IAC Common Stock $0.001 Par Value
Common stock, par value (USD per share)	0.001	0.001
Former IAC Class B Convertible Common Stock $0.001 Par Value
Common stock, par value (USD per share)	$ 0.001	$ 0.001